Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Components of Other Comprehensive Income (Loss)
The components of other comprehensive income (loss), including reclassification adjustments by income statement line item, for the years ended December 31, were as follows:

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income (loss)	Total tax (provision) benefit	After tax total accumulated other comprehensive income (loss)	Total net unrealized gains (losses) on securities	Net unrealized gains (losses) on forecasted transactions	Foreign currency translation adjustment
Balance at December 31, 2024	$(1,809)	$386	$(1,423)	$(1,408)	$(14)	$(1)
Other comprehensive income (loss) before reclassifications for investment securities	2,092	(435)	1,657	1,657	0	0
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(1)	0	(1)	(1)	0	0
Net realized gains (losses) on securities	155	(22)	133	133	0	0
Interest expense	(1)	0	(1)	0	(1)	0
Total reclassification adjustment for amounts realized in net income	153	(22)	131	132	(1)	0
Total other comprehensive income (loss)	1,939	(413)	1,526	1,525	1	0
Balance at December 31, 2025	$130	$(27)	$103	$117	$(13)	$(1)

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income (loss)	Total tax (provision) benefit	After tax total accumulated other comprehensive income (loss)	Total net unrealized gains (losses) on securities	Net unrealized gains (losses) on forecasted transactions	Foreign currency translation adjustment
Balance at December 31, 2023	$(2,053)	$437	$(1,616)	$(1,601)	$(14)	$(1)
Other comprehensive income (loss) before reclassifications for investment securities	(197)	41	(156)	(156)	0	0
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(1)	0	(1)	(1)	0	0
Net realized gains (losses) on securities	(440)	92	(348)	(348)	0	0
Total reclassification adjustment for amounts realized in net income	(441)	92	(349)	(349)	0	0
Total other comprehensive income (loss)	244	(51)	193	193	0	0
Balance at December 31, 2024	$(1,809)	$386	$(1,423)	$(1,408)	$(14)	$(1)

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income (loss)	Total tax (provision) benefit	After tax total accumulated other comprehensive income (loss)	Total net unrealized gains (losses) on securities	Net unrealized gains (losses) on forecasted transactions	Foreign currency translation adjustment
Balance at December 31, 2022	$(3,557)	$755	$(2,802)	$(2,787)	$(14)	$(1)
Other comprehensive income (loss) before reclassifications for investment securities	1,257	(266)	991	991	0	0
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net realized gains (losses) on securities	(247)	52	(195)	(195)	0	0
Total reclassification adjustment for amounts realized in net income	(247)	52	(195)	(195)	0	0
Total other comprehensive income (loss)	1,504	(318)	1,186	1,186	0	0
Balance at December 31, 2023	$(2,053)	$437	$(1,616)	$(1,601)	$(14)	$(1)